Earnings per Share (Details) - shares shares in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Earnings per Share [Abstract]
Basic weighted average number of shares outstanding (in shares)	55,325	54,998	54,423
Plus dilutive effect of [Abstract]
Restricted shares units (in shares)	0	0	979
Deferred share units (in shares)	0	0	153
Diluted weighted average number of shares outstanding (in shares)	55,325	54,998	55,555
Stock awards excluded from the calculation of the diluted weighted average number of shares outstanding because their exercise price was greater than the average market price of the common shares (in shares)	1,701	1,799	0